SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Company [Abstract]
Cryptocurrencies, net, beginning
Receipt of cryptocurrencies from mining activities	5,455,345
Sales of cryptocurrencies	(4,543,543)
Realized gain on sale of cryptocurrencies	410,979
Impairment loss on cryptocurrencies	(493,617)
Cryptocurrencies, net, ending	$ 829,165